CONTRACT ASSETS NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Contract assets			$ 1,750,077
Contract Price	$ 300,000
2017 [Member] | FMP [Member]
Total outstanding contract receivable			209,724
Total contract price	2,400,000
Post-contract maintenance and technical support fee	730,000
2017 [Member] | Experiment-Based Simulation Center [Member] | FMP [Member]
Contract Price		$ 700,000
2019 [Member] | FMP [Member]
Total outstanding contract receivable			$ 1,750,077
Total contract price	2,300,000
Post-contract maintenance and technical support fee	540,000
Maintenance expense	391,737
Contract assets	1,750,077
Amount to be received from services		$ 766,289		$ 259,982
Services expense	332,069
Phase I [Member]
Contract Price	10,100.00
Phase II [Member]
Contract Price	$ 500,000